NET (LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET (LOSS) INCOME PER SHARE
19.	NET (LOSS) INCOME PER SHARE

The calculations of basic and diluted earnings per share are computed as follows:

	For the years ended December 31,
	2009	2010	2011

Net (loss) income attributable to Actions Semiconductor Co., Ltd.	$(10,398)	$384	$3,005
Shares:
Weighted average shares outstanding used in computing basic net (loss) income per share	460,812,477	438,401,072	418,499,545
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards	-	16,167,778	15,483,560
Weighted average shares outstanding used in computing diluted net (loss) income per share	460,812,477	454,568,850	433,983,105
Net (loss) income per share, basic	$(0.023)	$0.001	$0.007
Net (loss) income per share, diluted	$(0.023)	$0.001	$0.007

The calculation of the diluted (loss) income per share for the year ended December 31, 2009 excluded options to purchase 7,598,000 shares because their effects were anti-dilutive. No options are excluded from calculation of diluted (loss) income for share in 2010 and 2011.